S000060168 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.33%
Baron Durable Advantage Fund
Prospectus [Line Items]
Average Annual Return, Percent	16.25%	16.17%	16.14%
Performance Inception Date			Dec. 29, 2017
Baron Durable Advantage Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.25%	16.15%	16.11%
Performance Inception Date			Dec. 29, 2017
Baron Durable Advantage Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.62%	13.09%	13.52%
Performance Inception Date			Dec. 29, 2017
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.56%	16.47%	16.42%
Performance Inception Date			Dec. 29, 2017
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.56%	16.48%	16.42%
Performance Inception Date			Dec. 29, 2017